Business combination - Allocation of the purchase price as of the date of acquisition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)
Allocation of the purchase price as of the date of acquisition
Goodwill	¥ 191,077	$ 26,913		¥ 126,344
Pinzhi
Allocation of the purchase price as of the date of acquisition
Net liabilities acquired							¥ (1,468)
Goodwill							50,833
Deferred tax liabilities							(11,525)
Purchase price as of the date of acquisition							83,940
Pinzhi | Content
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets							31,500
Pinzhi | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets							13,000
Pinzhi | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets							¥ 1,600
Yincheng Limited
Allocation of the purchase price as of the date of acquisition
Net assets acquired						¥ 1,945
Goodwill						22,830
Deferred tax liabilities						(3,600)
Purchase price as of the date of acquisition						35,575
Yincheng Limited | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets						12,000
Yincheng Limited | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets						¥ 2,400
Yiqikao
Allocation of the purchase price as of the date of acquisition
Net assets acquired					¥ 12,624
Financial instruments arising from acquisition					8,700
Goodwill					52,444
Noncontrolling interests					(7,238)
Purchase price as of the date of acquisition					99,830
Yiqikao | Content
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					6,800
Yiqikao | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					23,000
Yiqikao | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					¥ 3,500
Xi an Zhifeng
Allocation of the purchase price as of the date of acquisition
Net assets acquired			¥ 1,052
Financial instruments arising from acquisition			1,600
Goodwill			64,733
Deferred tax liabilities			(14,750)
Noncontrolling interests			(7,327)
Purchase price as of the date of acquisition			104,308
Xi an Zhifeng | Content
Allocation of the purchase price as of the date of acquisition
Net assets acquired			13,300
Xi an Zhifeng | Brand name
Allocation of the purchase price as of the date of acquisition
Net assets acquired			43,000
Xi an Zhifeng | Technology
Allocation of the purchase price as of the date of acquisition
Net assets acquired			¥ 2,700